Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property and Equipment
Schedule of property and equipment

	March 31,	December 31,
	2020	2019
	(in thousands)
Computer equipment	$5,899	$5,729
Furniture and fixtures	3,847	3,757
Purchased computer software	785	785
Leasehold improvements	7,448	7,086
Other	448	448
Property and equipment, gross	18,427	17,805
Less: Accumulated depreciation	(7,398)	(6,622)
Property and equipment, net	$11,029	$11,183

	December 31,
	2019	2018
	(in thousands)
Computer equipment	$5,729	$4,218
Furniture and fixtures	3,757	1,920
Purchased computer software	785	450
Leasehold improvements	7,086	2,868
Other	448	363
Property and equipment, gross	17,805	9,819
Less: Accumulated depreciation	(6,622)	(4,189)
Property and equipment, net	$11,183	$5,630